Stockholders' Equity - (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Oct. 16, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted term					10 years
Share-based compensation costs	$ 503	$ 327	$ 850	$ 988	$ 1,189	$ 2,813	$ 5,020
2015 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period					4 years
Class A Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares, shares issued (in shares)	12,803,162		12,803,162		5,034,459	5,014,300
Common shares, shares outstanding	5,081,771		5,081,771		5,034,459	5,014,300
Common shares, shares authorized (in shares)	500,000,000		500,000,000		500,000,000	500,000,000
Class B Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares, shares issued (in shares)	27,391,338		27,391,338		34,362,554	34,152,328
Common shares, shares outstanding	27,143,111		27,143,111		34,114,327	33,904,101
Common shares, shares authorized (in shares)	500,000,000		500,000,000		500,000,000	500,000,000
Class C Common stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares, shares issued (in shares)	21,170,037		21,170,037		0	0
Common shares, shares outstanding	21,170,037		21,170,037		0	0
Common shares, shares authorized (in shares)	25,000,000		25,000,000		25,000,000	25,000,000
Stock option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation costs			$ 2,600		$ 10,500
Weighted-average remaining requisite service period			3 years		2 months 12 days
Weighted average fair value of stock options granted					$ 1.03	$ 1.01	$ 1.26
Intrinsic value of stock options exercised					$ 400	$ 1,600	$ 2,000
Stock option | 2015 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available for grant					16,895,765
Number of shares available for future issuance					17,327,629	14,266,318	14,000,528	15,700,000